Variable Interest Entities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Variable Interest Entity [Line Items]
Total assets	$ 2,381,525	$ 2,180,629
Total liabilities	1,126,121	934,265
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets	123,500	128,000
Total liabilities	$ 26,700	$ 26,200
PT Navigator Khatulistiwa
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	49.00%
Navigator Crewing Services Philippines Inc.
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	25.00%
Navigator Gas Services Philippines Inc.
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	40.00%